Other Equity Instruments	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Other Equity Instruments
24. OTHER EQUITY INSTRUMENTS

	Interest rate		30 June 2023	31 December 2022
	%	Next call date	£m	£m
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	500
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities	4.25	March 2026	450	450
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	6.50	June 2027	750	750
			2,196	2,196